Restatement of Previously Issued Financial Statements (Details - Restatement adjustments) - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 1,531,264			$ 0			$ 3,561,303	$ 0
Cost of goods sold	1,131,777			0			2,569,209	0
Gross profit	399,487			0			992,094	0
Operating expenses:
Research and development	15,000			0			42,078	0
General and administrative	1,374,989			353,029			3,728,749	1,965,469
Depreciation and amortization	171			645			513	1,407
Total operating expenses	1,860,539			353,674			5,111,203	1,966,876
Loss from operations	(1,461,052)			(353,674)			(4,119,109)	(1,966,876)
Other income:
Total other income	(683,198)			0			(743,381)	0
Net loss	$ (2,144,250)	$ (1,612,238)	$ (1,106,002)	$ (353,674)	$ (435,298)	$ (1,177,904)	$ (4,862,490)	$ (1,966,876)
Net loss per share attributable to common stockholders basic	$ (0.30)			$ (0.11)			$ (0.63)	$ (0.59)
Net loss per share attributable to common stockholders diluted	$ (0.30)			$ (0.11)			$ (0.63)	$ (0.59)
Weighted average common shares outstanding basic	7,147,866			3,217,255			7,749,285	3,337,402
Weighted average common shares outstanding diluted	7,147,866			3,217,255			7,749,285	3,337,402
Beginning balance, value	$ 19,971,821	21,222,816	1,414,919	$ 2,185,179	2,620,477	3,198,381	$ 1,414,919	$ 3,198,381
Issuance of common shares						600,000
Conversion to preferred shares
Ending balance, value	19,226,002	19,971,821	21,222,816	1,831,505	2,185,179	2,620,477	19,226,002	1,831,505
Cash flows from operating activities:
Depreciation							513	1,407
Stock compensation expense							759,673	0
Change in assets and liabilities:
Accounts receivable							73,109	(0)
Other current assets							29,100	(33,750)
Accounts payable and accrued expenses							630,595	(50,819)
Net cash used in operating activities							(2,718,513)	(1,382,538)
Cash flows from investing activities
Purchases of property and equipment							0	(3,164)
Net cash used in investing activities							(852,801)	(3,164)
Cash flows from financing activities:
Net cash provided by financing activities							4,362,313	(376,702)
Net increase (decrease) in cash							790,999	(1,762,404)
Cash, beginning of period			894,773			3,099,422	894,773	3,099,422
Cash, end of period	1,685,772			1,337,018			$ 1,685,772	$ 1,337,018
Common Stock [Member]
Other income:
Net loss
Beginning balance, shares	10,411,240	9,333,341	3,217,255	3,217,255	3,467,255	3,392,250	3,217,255	3,392,250
Beginning balance, value	$ 104,113	$ 93,334	$ 32,173	$ 32,173	$ 34,673	$ 33,923	$ 32,173	$ 33,923
Issuance of common shares, shares						75,005
Issuance of common shares						$ 750
Conversion to preferred shares, shares		100,000	600,000		(250,000)
Conversion to preferred shares		$ 1,000	$ 6,000		$ (2,500)
Ending balance, shares	6,184,983	10,411,240	9,333,341	3,217,255	3,217,255	3,467,255	6,184,983	3,217,255
Ending balance, value	$ 61,850	$ 104,113	$ 93,334	$ 32,173	$ 32,173	$ 34,673	$ 61,850	$ 32,173
Additional Paid-in Capital [Member]
Other income:
Net loss
Beginning balance, value	26,518,993	26,168,529	5,315,790	5,315,790	5,313,291	4,714,041	5,315,790	4,714,041
Issuance of common shares						599,250
Conversion to preferred shares		(1,000)	(5,999)		2,499
Ending balance, value	27,959,642	26,518,993	26,168,529	5,315,790	5,315,790	5,313,291	27,959,642	5,315,790
Retained Earnings [Member]
Other income:
Net loss	(2,144,250)	(1,612,238)	(1,106,002)	(353,674)	(435,298)	(1,177,904)
Beginning balance, value	(6,651,286)	(5,039,048)	(3,933,046)	(3,162,786)	(2,727,488)	(1,549,584)	(3,933,046)	(1,549,584)
Issuance of common shares
Conversion to preferred shares
Ending balance, value	$ (8,795,536)	$ (6,651,286)	$ (5,039,048)	(3,516,460)	$ (3,162,786)	(2,727,488)	$ (8,795,536)	(3,516,460)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue								0
Cost of goods sold								0
Gross profit								0
Operating expenses:
Research and development								0
General and administrative								1,376,462
Depreciation and amortization								1,407
Total operating expenses								1,377,869
Loss from operations								(1,377,869)
Other income:
Interest income								0
Total other income								0
Net loss before income tax								(1,377,869)
Income tax benefit (expense)								0
Net loss								$ (1,377,869)
Net loss per share attributable to common stockholders basic								$ (0.41)
Net loss per share attributable to common stockholders diluted								$ (0.41)
Weighted average common shares outstanding basic								3,337,402
Weighted average common shares outstanding diluted								3,337,402
Beginning balance, value						3,209,374		$ 3,209,374
Ending balance, value				1,831,505				1,831,505
Cash flows from operating activities:
Depreciation								1,407
Stock compensation expense								0
Change in assets and liabilities:
Accounts receivable								0
Deferred offering costs								(376,702)
Other current assets								33,750
Accounts payable and accrued expenses								(39,826)
Net cash used in operating activities								(1,759,240)
Cash flows from investing activities
Purchases of property and equipment								(3,164)
Net cash used in investing activities								(3,164)
Cash flows from financing activities:
Deferred offering costs								0
Net cash provided by financing activities								0
Net increase (decrease) in cash								(1,762,404)
Cash, beginning of period						$ 3,099,422		3,099,422
Cash, end of period				$ 1,337,018				1,337,018
Supplemental disclosures of cash flow information:
Cash paid for interest								0
Cash paid for income tax								$ 0
Previously Reported [Member] | Series B Preferred Stock [Member]
Other income:
Beginning balance, shares						140		140
Beginning balance, value						$ 1		$ 1
Conversion to preferred shares, shares								50
Conversion to preferred shares								$ 1
Ending balance, shares				190				190
Ending balance, value				$ 2				$ 2
Previously Reported [Member] | Common Stock [Member]
Other income:
Beginning balance, shares						3,392,250		3,392,250
Beginning balance, value						$ 33,923		$ 33,923
Issuance of common shares, shares								75,005
Issuance of common shares								$ 750
Conversion to preferred shares, shares								(250,000)
Conversion to preferred shares								$ (2,500)
Ending balance, shares				3,217,255				3,217,255
Ending balance, value				$ 32,173				$ 32,173
Previously Reported [Member] | Additional Paid-in Capital [Member]
Other income:
Beginning balance, value						4,714,041		4,714,041
Issuance of common shares								(750)
Conversion to preferred shares								2,499
Ending balance, value				4,715,790				4,715,790
Previously Reported [Member] | Stocks To Be Issued [Member]
Other income:
Beginning balance, value						0		0
Ending balance, value				0				0
Previously Reported [Member] | Retained Earnings [Member]
Other income:
Net loss								(1,377,869)
Beginning balance, value						(1,538,591)		(1,538,591)
Ending balance, value				(2,916,460)				(2,916,460)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue								0
Cost of goods sold								0
Gross profit								0
Operating expenses:
Research and development								0
General and administrative								589,007
Depreciation and amortization								0
Total operating expenses								589,007
Loss from operations								(589,007)
Other income:
Interest income								0
Total other income								0
Net loss before income tax								(589,007)
Income tax benefit (expense)								0
Net loss								$ (589,007)
Net loss per share attributable to common stockholders basic								$ (0.17)
Net loss per share attributable to common stockholders diluted								$ (0.17)
Weighted average common shares outstanding basic								0
Weighted average common shares outstanding diluted								0
Beginning balance, value						(10,993)		$ (10,993)
Issuance of common shares								600,000
Ending balance, value				0				0
Cash flows from operating activities:
Depreciation								0
Stock compensation expense								600,000
Change in assets and liabilities:
Accounts receivable								0
Deferred offering costs								376,702
Other current assets								0
Accounts payable and accrued expenses								(10,993)
Net cash used in operating activities								376,702
Cash flows from investing activities
Purchases of property and equipment								0
Net cash used in investing activities								0
Cash flows from financing activities:
Deferred offering costs								(376,702)
Net cash provided by financing activities								(376,702)
Net increase (decrease) in cash								0
Cash, beginning of period						$ 0		0
Cash, end of period				$ 0				0
Supplemental disclosures of cash flow information:
Cash paid for interest								0
Cash paid for income tax								$ 0
Revision of Prior Period, Adjustment [Member] | Series B Preferred Stock [Member]
Other income:
Beginning balance, shares						0		0
Beginning balance, value						$ 0		$ 0
Ending balance, shares				0				0
Ending balance, value				$ 0				$ 0
Revision of Prior Period, Adjustment [Member] | Common Stock [Member]
Other income:
Beginning balance, shares						0		0
Beginning balance, value						$ 0		$ 0
Ending balance, shares				0				0
Ending balance, value				$ 0				$ 0
Revision of Prior Period, Adjustment [Member] | Additional Paid-in Capital [Member]
Other income:
Beginning balance, value						0		0
Issuance of common shares								600,000
Ending balance, value				600,000				600,000
Revision of Prior Period, Adjustment [Member] | Stocks To Be Issued [Member]
Other income:
Beginning balance, value						0		0
Ending balance, value				0				0
Revision of Prior Period, Adjustment [Member] | Retained Earnings [Member]
Other income:
Net loss								(589,007)
Beginning balance, value						(10,993)		(10,993)
Ending balance, value				(600,000)				(600,000)
As Restated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue								0
Cost of goods sold								0
Gross profit								0
Operating expenses:
Research and development								0
General and administrative								1,965,469
Depreciation and amortization								1,407
Total operating expenses								1,966,876
Loss from operations								(1,966,876)
Other income:
Interest income								0
Total other income								0
Net loss before income tax								(1,966,876)
Income tax benefit (expense)								0
Net loss								$ (1,966,876)
Net loss per share attributable to common stockholders basic								$ (0.59)
Net loss per share attributable to common stockholders diluted								$ (0.59)
Weighted average common shares outstanding basic								3,337,402
Weighted average common shares outstanding diluted								3,337,402
Beginning balance, value						3,198,381		$ 3,198,381
Issuance of common shares								600,000
Ending balance, value				1,831,505				1,831,505
Cash flows from operating activities:
Depreciation								1,407
Stock compensation expense								600,000
Change in assets and liabilities:
Accounts receivable								0
Deferred offering costs								0
Other current assets								33,750
Accounts payable and accrued expenses								(50,819)
Net cash used in operating activities								(1,382,538)
Cash flows from investing activities
Purchases of property and equipment								(3,164)
Net cash used in investing activities								(3,164)
Cash flows from financing activities:
Deferred offering costs								(376,702)
Net cash provided by financing activities								(376,702)
Net increase (decrease) in cash								(1,762,402)
Cash, beginning of period						$ 3,099,422		3,099,422
Cash, end of period				$ 1,337,018				1,337,018
Supplemental disclosures of cash flow information:
Cash paid for interest								0
Cash paid for income tax								$ 0
As Restated [Member] | Series B Preferred Stock [Member]
Other income:
Beginning balance, shares						140		140
Beginning balance, value						$ 1		$ 1
Conversion to preferred shares, shares								50
Conversion to preferred shares								$ 1
Ending balance, shares				190				190
Ending balance, value				$ 2				$ 2
As Restated [Member] | Common Stock [Member]
Other income:
Beginning balance, shares						3,392,250		3,392,250
Beginning balance, value						$ 33,923		$ 33,923
Issuance of common shares, shares								75,005
Issuance of common shares								$ 750
Conversion to preferred shares, shares								(250,000)
Conversion to preferred shares								$ (2,500)
Ending balance, shares				3,217,255				3,217,255
Ending balance, value				$ 32,173				$ 32,173
As Restated [Member] | Additional Paid-in Capital [Member]
Other income:
Beginning balance, value						4,714,041		4,714,041
Issuance of common shares								599,250
Conversion to preferred shares								2,499
Ending balance, value				5,315,790				5,315,790
As Restated [Member] | Stocks To Be Issued [Member]
Other income:
Beginning balance, value						0		0
Ending balance, value				0				0
As Restated [Member] | Retained Earnings [Member]
Other income:
Net loss								(1,966,876)
Beginning balance, value						$ (1,549,584)		(1,549,584)
Ending balance, value				$ (3,516,460)				$ (3,516,460)